Investment Property (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of detailed information about investment property

	Land	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2024
Historic cost	6,116,053	2,887,154	9,003,207
Accumulated depreciation	-	(882,051)	(882,051)
Book Value	6,116,053	2,005,103	8,121,156

As of December 31, 2024
Additions	-	104,837	104,837
Depreciation	-	(117,496)	(117,496)
Conversion effect (cost)	(395,391)	(143,640)	(539,031)
Conversion effect (depreciation)	-	8,647	8,647
Others increases (decreases) (1)	3,791,970	1,296,897	5,088,867
Sub-Total	3,396,579	1,149,245	4,545,824
Book Value	9,512,632	3,154,348	12,666,980

As of December 31, 2024
Historic cost	9,512,632	4,145,248	13,657,880
Accumulated depreciation	-	(990,900)	(990,900)
Book Value	9,512,632	3,154,348	12,666,980

As of December 31, 2025
Depreciation	-	(104,858)	(104,858)
Conversion effect (cost)	(2,476,601)	(908,179)	(3,384,780)
Conversion effect (depreciation)	-	56,401	56,401
Others increases (decreases) (1)	1,392,675	478,880	1,871,555
Sub-Total	(1,083,926)	(477,756)	(1,561,682)
Book Value	8,428,706	2,676,592	11,105,298

As of December 31, 2025
Historic cost	8,428,706	3,715,949	12,144,655
Accumulated depreciation	-	(1,039,357)	(1,039,357)
Book Value	8,428,706	2,676,592	11,105,298
(1)	Corresponds to the financial effect of the application IAS 29 Financial reporting in hyperinflationary economies.